Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Future Minimum Lease Payments (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Minimum payments	$ 100	$ 132
Present value of minimum lease payments	92	116
Minimum Payments [member]
Disclosure of financial liabilities [line items]
Less amount representing finance charges	8	16
Present value of minimum lease payments	92	116
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Minimum payments	38	41
Present value of minimum lease payments	33	34
1-5 years [Member]
Disclosure of financial liabilities [line items]
Minimum payments	62	91
Present value of minimum lease payments	$ 59	$ 82